RELATED PARTY TRANSACTIONS (Schedule of fees with related parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Vessel operating expenses – related parties	$ 11,343	$ 12,826
Administrative expenses – related parties	785	757
Golden Ocean
Related Party Transaction [Line Items]
Vessel operating expenses – related parties	10,136	10,135
Commissions and Brokerage	81	0
Operating Management Fees	0	22
Seatankers
Related Party Transaction [Line Items]
Administrative expenses – related parties	143	251
Front Ocean
Related Party Transaction [Line Items]
Administrative expenses – related parties	311	210
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Office facilities	35	62
Frontline Management AS
Related Party Transaction [Line Items]
Office facilities	156	128
Frontline Corporate Services Ltd.
Related Party Transaction [Line Items]
Office facilities	95	60
Flex LNG Management Ltd
Related Party Transaction [Line Items]
Office facilities	0	3
Golden Ocean Shipping Co Pte. Ltd.
Related Party Transaction [Line Items]
Office facilities	43	41
Frontline
Related Party Transaction [Line Items]
Vessel operating expenses – related parties	1,207	2,669
Newbuilding Supervision Fees	709	466
Commissions and Brokerage	280	152
Administrative expenses – related parties	$ 2	$ 2